THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 16, 2005
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON NOVEMBER 14, 2005
                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------------------------

Check here if Amendment [ X]; Amendment Number:3
                                               ----
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner             Baltimore, Maryland         11/14/05
          -----------------------------   --------------------------  --------
                     [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                           ------------------------------

Form 13F Information Table Entry Total:    8
                                           ------------------------------

Form 13F Information Table Value Total:    $97,812
                                           ------------------------------
                                                (thousands)

List of Other Included Managers:

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                   FORM 13F INFORMATION TABLE


      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----

Beverly Enterprises    Com New          087851309      831         67,088  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Gillette Co            Common           375766102   51,881      1,027,750  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Johnson Outdoors Inc   CL A             479167108    2,135        112,784  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

May Dept Stores Co     Common           577778103    7,759        209,600  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Party City Corp        Common           702145103    1,464        100,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Proctor & Gamble Co    Common           742718109    8,201        154,738  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

SBC Communications     Common           78387G103   23,335        985,000  SH   CALL    SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------

SBC Communications     Common           78387G103    2,206         93,100  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
